CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Jun. 30, 2012
Allowance for doubtful accounts, accounts receivable	$ 20,102,808	$ 14,287,361
Allowance for doubtful accounts receivable and unbilled services	2,361,880	1,890,108
Allowance for doubtful accounts, other receivables	$ 322,218	$ 344,978
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	55,998,917
Common stock, shares outstanding (in shares)	57,554,824	55,998,917